Earnings (loss) per ordinary share	12 Months Ended
Dec. 31, 2022
Earnings per share [abstract]
Earnings (loss) per ordinary share

14.  Earnings (loss) per ordinary share

Basic earnings (loss) per ordinary share are calculated by dividing the consolidated profit (loss) for the year attributable to the Parent by the weighted average number of ordinary shares outstanding during the year, excluding the average number of treasury shares held in the year, if any. Dilutive earnings (loss) per share assumes the exercise of stock options, provided that the effect is dilutive.

	2022	2021	2020
	US$'000	US$'000	US$'000
Profit (Loss) for the year from continuing operations	443,828	(115,374)	(244,359)
(Loss) for the year from discontinued operations	—	—	(5,399)
Total Profit (Loss) for the year	443,828	(115,374)	(249,758)

Attributable to the Parent	440,314	(110,624)	(246,339)
Attributable to non-controlling interests	3,514	(4,750)	(3,419)

Earnings per share

	2022	2021	2020
Numerator:
(Loss) attributable to the Parent (US$'000)	440,314	(110,624)	(246,339)
Denominator:
Weighted average basic shares outstanding	187,815,672	176,508,144	169,269,281
Weighted average dilutive shares outstanding	189,625,195	176,508,144	169,269,281
Basic profit (loss) earnings per ordinary share (US$)	2.34	(0.63)	(1.46)
Diluted profit (loss) earnings per ordinary share (US$)	2.32	(0.63)	(1.46)

Numerator:
(Loss) for the year from continuing operations attributable to the Parent (US$'000)	440,314	(110,624)	(240,940)
Denominator:
Weighted average basic shares outstanding	187,815,672	176,508,144	169,269,281
Weighted average dilutive shares outstanding	189,625,195	176,508,144	169,269,281
Basic profit (loss) earnings per ordinary share (US$)	2.34	(0.63)	(1.42)
Diluted profit (loss) earnings per ordinary share (US$)	2.32	(0.63)	(1.42)

Numerator:
(Loss) profit for the year from discontinued operations (US$'000)	—	—	(5,399)
Denominator:
Weighted average basic shares outstanding	187,815,672	176,508,144	169,269,281
Weighted average dilutive shares outstanding	189,625,195	176,508,144	169,269,281
Basic profit (loss) earnings per ordinary share (US$)	—	—	(0.03)
Diluted (loss) earnings per ordinary share (US$)	—	—	(0.03)

No potential ordinaries shares were excluded from the calculation of diluted earnings (loss) per ordinary share because their effect would be anti-dilutive. Potential ordinary shares of 4,359,436 and of 3,411,974 were excluded from the calculation in 2021 and 2020 respectively for this reason.